Information concerning the Group's Consolidated Operations (Tables)	12 Months Ended
Dec. 31, 2019
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Revenues By Country of Origin and Other Income
Revenues by country of origin and other income

	For the year ended December 31,
	2017	2018	2019
	$ in thousands
From France	24,680	12,495	7,896
From USA	508	236	7,294

Revenues	25,188	12,731	15,190

Research tax credit	8,327	8,561	7,800
Subsidies and other	201	140	—

Other income	8,528	8,701	7,800

Total revenues and other income	33,715	21,432	22,990

Revenues by Nature
Revenues by nature

	For the year ended December 31,
	2017	2018	2019
	$ in thousands
Recognition of previously deferred upfront payments	14,875	7,114	—
Other revenues	7,945	3,383	6,055

Collaboration agreements	22,821	10,497	6,055

Licenses	2,270	2,142	1,762
Products & services	97	92	7,373

Total revenues	25,188	12,731	15,190

Details of Operating Expenses by Nature
Details of operating expenses by nature

	F or the year ended December 31,
	2017	2018	2019
	$ in thousands
Cost of revenue
Cost of good sold	—	—	(9,280)
Royalty expenses	(2,620)	(2,739)	(2,112)
Cost of revenue	(2,620)	(2,739)	(11,392)

	For the year ended December 31,
	2017	2018	2019
	$ in thousands
Research and development expenses
Wages and salaries	(12,986)	(16,452)	(21,294)
Social charges on free shares and stock option grants	(1,088)	(99)	(1,357)
Non-cash stock based compensation expense	(23,832)	(18,057)	(12,260)

Personnel expenses	(37,906)	(34,608)	(34,911)

Purchases and external expenses	(38,458)	(40,458)	(49,251)
Other	(2,863)	(1,501)	(7,880)

Total research and development expenses	(79,227)	(76,567)	(92,042)

	For the year ended December 31,
	2017	2018	2019
	$ in thousands
Selling, general and administrative expenses
Wages and salaries	(7,019)	(11,373)	(12,822)
Social charges on free shares and stock option grants	(881)	(29)	(491)
Non-cash stock based compensation expense	(26,586)	(19,161)	(14,621)

Personnel expenses	(34,486)	(30,563)	(27,934)

Purchases and external expenses	(9,138)	(14,251)	(11,431)
Other	(1,126)	(2,433)	(3,652)

Total selling, general and administrative expenses	(44,750)	(47,248)	(43,017)

	For the year ended December 31,
	2017	2018	2019
	$ in thousands
Personnel expenses
Wages and salaries	(20,005)	(27,825)	(34,116)
Social charges on free shares and stock option grants	(1,969)	(128)	(1,848)
Non-cash stock based compensation expense	(50,418)	(37,218)	(26,881)

Total personnel expenses	(72,392)	(65,171)	(62,845)

Details of Financial Income and Expenses
Details of financial income and expenses

	For the year ended December 31,
	2017	2018	2019
Interest income	1,974	6,787	6,985
Foreign exchange gain	1,185	13,597	4,481
Other financial revenues	4,102	188	505

Total financial revenues	7,262	20,572	11,971

Interest expenses	—	(39)	(3)
Interest expenses for lease s	(4)	(7)	(2,603)
Foreign exchange loss	(17,734)	(3,090)	(671)
Other financial expenses	(556)	(677)	(354)

Total financial expenses	(18,294)	(3,813)	(3,631)

Total	(11,032)	16,758	8,340

Disclosure of Income Tax (Expense or Income)
Tax proof

	For the year ended December 31,
	2017	2018	2019
	$ in thousands
Income (loss) before taxes from continuing operations	(103,683)	(88,333)	(115,212)
Theoretical group tax rate	34.43%	23.66%	25.35%

Theoretical tax benefit (expense)	35,698	20,901	29,208

Increase/decrease in tax benefit arising from:
Permanent differences	293	832	(1,131)
Research tax credit	2,926	2,079	2,786
Share-based compensation & other IFRS adjustments	(8,297)	(8,065)	(7,828)
Non recognition of deferred tax assets related to tax losses and temporary differences	(30,713)	(15,652)	(23,079)
Other differences	92	(95)	43

Effective tax expense	—	—	—
Effective tax rate	0.00%	0.00%	0.00%

Disclosure of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities

	As of December 31,
	2017	2018	2019
	$ in thousands
Credits and net operating loss carryforwards	51,640	65,555	102,112
Pension commitments	548	569	714
Leases	(12)	(4)	47
Impairment of assets	10	10	1
Revenue recognition	—	200	197
Other	604	491	284
Total unrecognized deferred tax assets, net	(52,790)	(66,823)	(103,354)

Summary of Key Performance Indicators by Reportable Segments
Details of key performance indicators by reportable segment

$ in thousands	For the year ended December 31, 2017			For the year ended December 31, 2018			For the year ended December 31, 2019
	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	508	24,680	25,188	236	12,495	12,731	7,294	7,896	15,190
External other income	239	8,290	8,528	178	8,523	8,701	—	7,800	7,800

External revenues and other income	747	32,969	33,715	414	21,018	21,432	7,294	15,696	22,990

Cost of revenue	(390)	(2,230)	(2,620)	(595)	(2,144)	(2,739)	(9,275)	(2,117)	(11,392)
Research and development expenses	(6,057)	(73,170)	(79,227)	(8,638)	(67,929)	(76,567)	(12,390)	(79,652)	(92,042)
Selling, general and administrative expenses	(13,143)	(31,607)	(44,750)	(21,067)	(26,180)	(47,248)	(26,090)	(16,927)	(43,017)
Other operating income and expenses	6	225	232	(50)	81	31	25	(116)	(91)

Total operating expenses	(19,584)	(106,782)	(126,366)	(30,351)	(96,172)	(126,523)	(47,730)	(98,812)	(146,542)

Operating income (loss) before tax	(18,837)	(73,813)	(92,650)	(29,937)	(75,154)	(105,091)	(40,436)	(83,116)	(123,552)

Financial gain (loss)	—	(11,032)	(11,032)	1,420	15,339	16,758	294	8,045	8,340

Net income (loss)	(18,837)	(84,846)	(103,683)	(28,517)	(59,816)	(88,333)	(40,142)	(75,071)	(115,212)

Non controlling interests	4,315	—	4,315	9,640	—	9,640	13,121	—	13,121

Net income (loss) attributable to shareholders of Cellectis	(14,522)	(84,846)	(99,368)	(18,877)	(59,816)	(78,693)	(27,021)	(75,071)	(102,091)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	967	22,623	23,590	838	16,852	17,689	1,619	10,010	11,629
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	4,990	20,345	25,335	5,218	11,655	16,873	6,673	4,940	11,613

Adjustment of share-based compensation attributable to shareholders of Cellectis	5,957	42,968	48,925	6,056	28,507	34,563	8,292	14,950	23,242

Adjusted net income (loss) attributable to shareholders of Cellectis	(8,565)	(41,877)	(50,442)	(12,821)	(31,309)	(44,130)	(18,729)	(60,121)	(78,849)

Depreciation and amortization	(551)	(2,820)	(3,371)	(637)	(1,740)	(2,377)	(1,233)	(5,642)	(6,875)
Additions to tangible and intangible assets	792	1,849	2,642	1,871	3,040	4,911	2,998	14,668	17,666
Impairment of tangible assets	—	(798)	(798)	—	—	—	—	—	—